Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)
The income tax expense (benefit) is comprised of the following (dollars in thousands):
	Year Ended December 31,
	2022	2021	2020
Current tax expense (benefit)	$(45)	$208	$6
Deferred tax expense (benefit)	(9,396)	—	—
Total income tax expense (benefit)	$(9,441)	$208	$6

Summary of Income Tax Expense (Benefit) Reconciliation
The income tax expense (benefit) differed from the amounts computed by applying the statutory U.S. federal income tax rate of 21% in 2022, 2021 and 2020 to pretax income as a result of the following (dollars in thousands):
	Year Ended December 31,
	2022	2021	2020
Income (loss) before income taxes	$(20,490)	$(1,710)	$(238)
Statutory U.S. federal income tax rate	(4,303)	(359)	(50)
State income taxes, net of federal benefit	(5,984)	174	44
Tax-exempt investment income and dividend received deduction	(22)	(40)	(50)
Nondeductible meals and entertainment	79	33	23
Valuation allowance on deferred tax assets	3,715	676	(205)
Equity-earnings from Affiliate	195	170	88
Net gain from sale of agency assets	(2,848)	—	—
Utilization of state NOLs	(386)	—	—
PPP Loan forgiveness	—	(578)	—
Other	113	132	156
Income tax expense (benefit)	$(9,441)	$208	$6
Effective tax rate	46.1%	(12.2)%	(2.6)%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below (dollars in thousands):
	December 31,
	2022	2021
Deferred tax assets:
Discounted unpaid losses and loss adjustment expenses	$1,217	$1,555
Unearned premiums	2,324	2,561
Net operating loss carryforwards	12,152	12,544
Net unrealized losses on investments	3,687	418
State net operating loss carryforwards	5,097	822
Other	403	102
Gross deferred tax assets	24,880	18,002
Less valuation allowance	(21,663)	(14,594)
Total deferred tax assets, net of allowance	3,217	3,408
Deferred tax liabilities:
Investment basis difference	23	15
Tax rate change transition discounting	137	183
Equity investment in Affiliate	691	470
Net unrealized gains on investments	—	—
Deferred policy acquisition costs	2,161	2,576
Intangible assets	115	115
Property and equipment	41	47
Other	49	2
Total deferred tax liabilities	3,217	3,408
Net deferred tax liability	$—	$—